Bank Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Bank Borrowings [Line Items]
Interest related bank borrowings	$ 60,541	$ 35,673	$ 25,874
Minimum [Member]
Bank Borrowings [Line Items]
Fixed rate	7.56%
Repayable instalments	5 years
Maximum [Member]
Bank Borrowings [Line Items]
Fixed rate	9.22%
Repayable instalments	3 years